Capital structure, Share Capital, Movement in Issued Capital (Details) $ in Thousands		12 Months Ended
		Jun. 30, 2024 USD ($) Vote shares		Jun. 30, 2023 USD ($) shares		Jun. 30, 2022 USD ($) shares
Reconciliation of movement [Abstract]
Balance at the beginning of the financial year (in shares) | shares		2,098,818,267		2,091,299,420
Balance at the beginning of the financial year		$ 255,364		$ 254,273
Ordinary shares (in shares) | shares		213,602,562		0		145,862,742
Ordinary shares		$ 25,141		$ 0		$ 71,793
Ordinary shares non-cash (in shares) | shares		0		0
Ordinary shares non-cash		$ 0		$ 0		$ 0
Exercise of unlisted options (in shares) | shares		357,710	[1]	0	[1]	40,500,000
Exercise of unlisted options	[1]	$ 54		$ 0
Performance rights vested (in shares) | shares		12,836,169	[2]	7,518,847	[2]	8,260,474
Performance rights vested	[2]	$ 1,892		$ 1,103
Share issue costs		$ (780)		$ (12)		$ (1,928)
Balance at the end of the financial period (in shares) | shares		2,325,614,708		2,098,818,267		2,091,299,420
Balance at the end of the financial period		$ 281,671		$ 255,364		$ 254,273
Number of votes by member or proxy | Vote		1
Number of votes per share | Vote		1

[1]	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
[2]	Ordinary shares issued to employees upon vesting of performance rights